SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
For the Wells Fargo Pennsylvania Tax-Free Fund (the “Fund”)

Effective September 1, 2020, Kerry Laurin is added as a portfolio manager to the Fund.

I. Prospectus In the section entitled “Fund Summary – Fund Management” for each Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Bruce R. Johns, Portfolio Manager / 2011 Kerry Laurin, Portfolio Manager / 2020 Robert J. Miller, Portfolio Manager / 2009

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Kerry Laurin Pennsylvania Tax-Free Fund

Ms. Laurin joined Wells Capital Management or one of its predecessor firms in 2016, where she currently serves as a Senior Analyst. Prior to joining WFAM, she was as a research analyst for Heartland Advisors where she covered taxable fixed income, consumer, and utility equity sectors.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Kerry Laurin[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	This portoflio manager was added to the Fund on September 1, 2020. The information presented for this Fund is as of June 30, 2019, at which time they were not a manager of the Fund.

Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Kerry Laurin	Pennsylvania Tax-Free Fund	$0

August 28, 2020	MIIT080A/P1004S5